EQ/Large Cap Value Index Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.22%	0.22%
Total Annual Portfolio Operating Expenses	0.82%	0.82%

Expense Example - EQ/Large Cap Value Index Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	84	262	455	1,014
Class IB Shares	84	262	455	1,014